LEASE LIABILITIES (Schedule of Carrying Values of Finance Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Lease liabilities related to Right of Use assets	$ 2,156
Sale and leaseback liabilities	248	436
Current liabilities	2,404	436
Non-Current liabilities
Lease liabilities related to Right of Use assets	17,474
Sale and leaseback liabilities	271	526
Non-current liabilities	$ 17,745	$ 526